Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Finance Income And Costs [abstract]
Interest income	₺ 3,118,511	₺ 2,126,478		₺ 2,211,740
Income from financial assets carried at fair value	4,604,960	1,738,728
Cash flow hedges - reclassified to profit or loss	3,287,562			5,831,714
Net fair value gains on derivative financial instruments and interest	1,144,406			3,361,847
Other	508,243	92,478		122,695
Finance income	12,663,682	3,957,684	[1]	11,527,996	[1]
Net foreign exchange losses	(14,016,423)	(7,155,055)		(18,399,847)
Net interest expenses for financial assets and liabilities measured at amortized cost	(5,837,283)	(4,269,930)		(2,817,322)
Net fair value losses on derivative financial instruments and interest		(6,580,717)
Cash flow hedges - reclassified to profit or loss		6,253,680
Other	(77,911)	(197,134)		(90,866)
Finance costs	(19,931,617)	(11,949,156)	[1]	(21,308,035)	[1]
Monetary gain (loss)	3,816,872	7,767,102	[1]	4,804,527	[1]
Net finance costs / income	(3,451,063)	(224,370)	[1]	(4,975,512)	[1]
Interest income on financial assets at amortized cost	773,609	1,224,264		1,294,283
Interest expense on financial liabilities at amortized cost	(6,610,892)	(5,494,195)		(4,111,605)
Gross foreign exchange gains	21,087,243	15,782,024		28,279,084
Gross foreign exchange losses	₺ (35,103,667)	₺ (22,937,079)		₺ (46,678,932)

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations